Revenues	9 Months Ended
Sep. 30, 2022
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$34,869	$34,136	$96,719	$82,546
Consumables	33,303	31,474	99,319	90,415
Service	39,281	37,962	117,207	105,673
Total Americas	107,453	103,572	313,245	278,634

EMEA
Systems	11,811	10,214	41,648	30,393
Consumables	13,666	16,682	45,759	44,830
Service	5,983	7,165	19,320	20,279
Total EMEA	31,460	34,061	106,727	95,502

Asia Pacific
Systems	9,626	7,926	31,319	24,781
Consumables	8,861	8,456	26,166	26,552
Service	4,792	4,994	14,767	14,734
Total Asia Pacific	23,279	21,376	72,252	66,067

Total Revenues	$162,192	$159,009	$492,224	$440,203

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized at point in time from:
Products	$112,133	$108,888	$340,927	$299,517
Services	13,519	12,056	39,158	33,781
Total revenues recognized at point in time	125,652	120,944	380,085	333,298

Revenues recognized over time from:
Services	36,540	38,065	112,139	106,905
Total revenues recognized over time	36,540	38,065	112,139	106,905

Total Revenues	$162,192	$159,009	$492,224	$440,203

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of September 30, 2022 and December 31, 2021.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
	U.S. $ in thousands
Deferred revenue*	$72,316	$72,307

*Includes $23.6 million and $21.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of September 30, 2022 and December 31, 2021, respectively.

Revenue recognized in 2022 that was included in deferred revenue balance as of December 31, 2021 was $10.6 million and $41.1 million for the three and nine months ended September 30, 2022.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2022, the total RPO amounted to $103.6 million. The Company expects to recognize $77.5 million of this RPO during the next 12 months, $14.9 million over the subsequent 12 months and the remaining $11.2 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of September 30, 2022 and December 31, 2021, the deferred commissions amounted to $8.9 million and $7.4 million, respectively.